FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Fair value measurements (Details) - CAD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 600	$ 1,024
Financial assets, at fair value	600	1,024
Derivatives | Carrying value
Disclosure of detailed information about financial instruments [line items]
Financial assets	600	1,024
Derivatives | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,290
Financial assets, at fair value	2,290
Derivatives | Cash flow hedges | Carrying value
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,290
Derivatives | Hedges of net investment in foreign operations | Cross-currency interest rate swap instrument
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,103	5,469
Financial assets, at fair value	3,103	5,469
Derivatives | Hedges of net investment in foreign operations | Cross-currency interest rate swap instrument | Carrying value
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,103	5,469
Derivatives | Hedges of net investment in foreign operations | Interest rate swap instrument
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,198	467
Financial assets, at fair value	1,198	467
Derivatives | Hedges of net investment in foreign operations | Interest rate swap instrument | Carrying value
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,198	467
Derivatives | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(4,860)
Financial liabilities, at fair value		(4,860)
Derivatives | Cash flow hedges | Carrying value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(4,860)
Long-term debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(1,171,972)	(1,155,786)
Financial liabilities, at fair value	(1,130,183)	(1,102,089)
Long-term debt | Carrying value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(1,171,972)	(1,155,786)
Level 1 | Derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	0
Level 1 | Derivatives | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0
Level 1 | Derivatives | Hedges of net investment in foreign operations | Cross-currency interest rate swap instrument
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	0
Level 1 | Derivatives | Hedges of net investment in foreign operations | Interest rate swap instrument
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	0
Level 1 | Derivatives | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value		0
Level 1 | Long-term debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0	0
Level 2 | Derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	600	1,024
Level 2 | Derivatives | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	2,290
Level 2 | Derivatives | Hedges of net investment in foreign operations | Cross-currency interest rate swap instrument
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	3,103	5,469
Level 2 | Derivatives | Hedges of net investment in foreign operations | Interest rate swap instrument
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,198	467
Level 2 | Derivatives | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value		(4,860)
Level 2 | Long-term debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	(1,130,183)	(1,102,089)
Level 3 | Derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	0
Level 3 | Derivatives | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0
Level 3 | Derivatives | Hedges of net investment in foreign operations | Cross-currency interest rate swap instrument
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	0
Level 3 | Derivatives | Hedges of net investment in foreign operations | Interest rate swap instrument
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	0
Level 3 | Derivatives | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value		0
Level 3 | Long-term debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	$ 0	$ 0